Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ 2,082,649	$ (9,621,963)	$ (10,829,549)	$ (11,986,837)
Stock-based compensation expense	123,626	268,755	301,116	470,878
Depreciation expense	18,787	18,786	25,048	16,782
Non-cash lease expense		14,960	14,960	52,384
Change in fair value of warrant liability	(8,260,735)
Prepaid expenses and other current assets	(79,505)	332,548	569,044	(509,342)
Deferred offering costs	61,154		(61,154)
Accounts payable	720,936	(736,246)	(666,042)	(269,640)
Accrued expenses	49,638	(568,937)	(592,987)	1,185,794
Operating lease liability		(16,752)	(16,752)	(50,592)
Accrued interest on Promissory Notes Payable & Convertible Note		36,920	36,920
Net cash used in operating activities	(5,283,450)	(10,271,929)	(11,219,396)	(11,090,573)
Cash flows from investing activities:
Purchase of property and equipment				(131,963)
Net cash used in investing activities				(131,963)
Cash flows from financing activities:
Proceeds from the Convertible Note		2,500,000	2,500,000
Repayment of the Convertible Note		(2,500,000)	(2,500,000)
Proceeds from the Business Combination, net		11,923,499	11,923,499
Proceeds from the PIPE Investment, net		7,262,219	7,262,219
Redemption of Series A Preferred Stock	(5,000)
Proceeds from issuance of common stock, net				599,996
Net cash provided by financing activities	14,025,008	15,192,646	15,197,646	8,004,865
Repurchase for the Forward Share Purchase Agreement exercise		(7,652,325)	(7,652,325)
Repayments of Promissory Notes Payable, including interest		(796,882)	(796,882)
Net increase in cash and cash equivalents	8,741,558	4,920,717	3,978,250	(3,217,671)
Cash and cash equivalents at beginning of period	5,252,979	1,274,729	1,274,729	4,492,400
Cash and cash equivalents at end of period	13,994,537	6,195,446	5,252,979	1,274,729
Supplemental disclosure of non-cash investing and financing activities:
Deferred offering costs included in accounts payable and accrued expenses	(26,017)		26,017
Alternative cashless exercise of Class C Common Stock Warrants	5,526,287
Current liabilities assumed in the Business Combination		2,149,432	2,149,432
Deferred underwriting commissions assumed in the Business Combination		2,911,260	2,911,260
Equity Issuance for fees in connection with the Business Combination		300	300
Issuance of Class A Common Stock Warrants in connection with the PIPE Investment		3,634,262	3,634,262
Issuance of Class A Placement Agent Common Stock Warrants in connection with the PIPE Investment		508,797	508,797
Conversion of Accrued Expenses to Equity in connection with the Business Combination		749,700	749,700
Issuance of Class B Common Stock Warrants in connection with the July 2022 Public Offering		4,490,457	4,490,457
Issuance of Class B Placement Agent Common Stock Warrants in connection with the July 2022 Public Offering		310,137	310,137
Acquisition of right-of-use asset through operating lease obligation				67,344
Issuance of warrants in connection with Revelation Sub Series A-1 Preferred Stock				326,675
July 2022 Public Offering
Cash flows from financing activities:
Proceeds from the Public Offering, net		4,451,048	4,451,048
February 2023 Public Offering
Cash flows from financing activities:
Proceeds from the Public Offering, net	14,029,974
Rollover Warrant
Cash flows from financing activities:
Proceeds from Warrant exercise		5,074	5,074
Pre-Funded Warrants
Cash flows from financing activities:
Proceeds from Warrant exercise	34	$ 13	13
Series A Preferred Stock
Cash flows from financing activities:
Proceeds from issuance of Preferred Stock, net			5,000	3,499,997
Supplemental disclosure of non-cash investing and financing activities:
Conversion of Series A Preferred Stock to common stock			3,903,730
Series A-1 Preferred Stock
Cash flows from financing activities:
Proceeds from issuance of Preferred Stock, net				3,904,872
Supplemental disclosure of non-cash investing and financing activities:
Conversion of Series A Preferred Stock to common stock			$ 3,578,197
Class C Common Stock
Supplemental disclosure of non-cash investing and financing activities:
Fair Value of Class C Common Stock Warrants in connection with the February 2023 Public Offering	$ 13,996,500